Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000229340
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond ETF
Trading Symbol	TBUX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Bond ETF (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond ETF	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  The fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), asset-backed securities (ABS), and commercial mortgage-backed securities aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed. Security selection within investment-grade corporate bonds generated positive returns.

  Key rate management detracted from relative returns over the period, largely due to our two-year key rate positioning.

  The Ultra Short-Term Bond ETF seeks a high level of income consistent with low volatility of principal value. The fund’s allocation to investment-grade corporate bonds decreased over the period but continues to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries and MBS increased slightly while the fund’s allocation to ABS decreased.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	ETF (Based on Net Asset Value)	(Regulatory Benchmark)	(Strategy Benchmark)
9/28/21	$10,000	$10,000	$10,000
11/30/21	$9,970	$10,037	$9,998
2/28/22	$9,934	$9,686	$9,982
5/31/22	$9,869	$9,118	$9,982
8/31/22	$9,867	$8,935	$9,982
11/30/22	$9,901	$8,748	$10,024
2/28/23	$10,064	$8,745	$10,127
5/31/23	$10,181	$8,923	$10,244
8/31/23	$10,341	$8,828	$10,378
11/30/23	$10,510	$8,851	$10,527
2/29/24	$10,709	$9,036	$10,665
5/31/24	$10,867	$9,039	$10,803
8/31/24	$11,076	$9,472	$10,970
11/30/24	$11,223	$9,460	$11,101
2/28/25	$11,379	$9,560	$11,231
5/31/25	$11,509	$9,533	$11,346
8/31/25	$11,682	$9,769	$11,479
11/30/25	$11,818	$9,999	$11,602
2/28/26	$11,961	$10,159	$11,714
5/31/26	$12,076	$10,022	$11,814

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 9/28/21
Ultra Short-Term Bond ETF (Based on Net Asset Value)	4.92%	4.12%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13%	0.05%
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	4.12%	3.63%

Performance Inception Date	Sep. 28, 2021
AssetsNet	$ 1,142,370,000
Holdings Count | Holding	631
Advisory Fees Paid, Amount	$ 1,338,000
InvestmentCompanyPortfolioTurnover	77.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,142,370 Number of Portfolio Holdings631 Investment Advisory Fees Paid (000s)$1,338 Portfolio Turnover Rate77.5%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	51.6%
Asset-Backed Securities	21.4
Non-U.S. Government Mortgage-Backed Securities	10.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.0
U.S. Government & Agency Mortgage-Backed Securities	2.8
Foreign Government Obligations & Municipalities	0.9
Securities Lending Collateral	0.1
Short-Term and Other	9.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	3.1%
Federal National Mortgage Assn.	2.2
Carvana Auto Receivables Trust	1.9
Bain Capital Credit	1.4
J.P. Morgan Chase Commercial Mortgage Securities Trust	1.2
Freddie Mac STACR REMIC Trust	1.1
HCA	1.1
International Flavors & Fragrances	1.1
Global Payments	1.1
Southern California Edison	1.0

Material Fund Change Name [Text Block]